INVENTORIES - Additional information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
INVENTORIES
Inventory Write-down	$ 4,493	$ 1,892	$ 1,946